T. ROWE PRICE European Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.9%
Common Stocks 1.9%
BAWAG Group  281,167 12,982
Mayr Melnhof Karton  31,658 5,058
Total Austria (Cost
$17,928
)
18,040
DENMARK 1.3%
Common Stocks 1.3%
ROCKWOOL, Class B  50,312 12,467
Total Denmark (Cost
$16,458
)
12,467
FINLAND 4.3%
Common Stocks 4.3%
Kojamo  543,067 9,688
Sampo, Class A  447,127 19,317
Valmet  435,215 12,111
Total Finland (Cost
$37,956
)
41,116
FRANCE 15.7%
Common Stocks 15.7%
Airbus  248,661 26,811
AXA  630,821 14,536
Edenred  296,299 15,209
EssilorLuxottica  104,837 16,437
LVMH Moet Hennessy Louis Vuitton  47,746 33,153
Sanofi  236,185 23,470
Teleperformance  41,572 13,902
Verallia  255,795 6,547
Total France (Cost
$140,964
)
150,065
GERMANY 10.7%
Common Stocks 10.7%
Deutsche Telekom  1,195,114 22,706
Evotec (1) 220,789 5,736
Infineon Technologies  408,383 11,200
Knorr-Bremse  133,603 7,960
Scout24  152,972 8,745
Siemens  205,432 22,915
Symrise  131,946 15,396
T. ROWE PRICE European Stock Fund

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Zalando (1) 268,508 7,559
Total Germany (Cost
$115,050
)
102,217
ITALY 9.1%
Common Stocks 9.1%
Banca Mediolanum  1,389,930 9,205
Davide Campari-Milano  1,022,295 11,349
De' Longhi  319,924 6,085
Enel  2,583,486 13,024
Ferrari  74,108 15,738
FinecoBank Banca Fineco  939,445 11,675
PRADA (HKD)  1,626,100 9,385
Prysmian  341,701 10,865
Total Italy (Cost
$87,500
)
87,326
NETHERLANDS 9.2%
Common Stocks 9.2%
Akzo Nobel  234,198 15,762
ASML Holding  70,327 40,421
ING Groep  1,780,951 17,300
Koninklijke DSM  93,758 15,015
Total Netherlands (Cost
$72,960
)
88,498
PORTUGAL 1.8%
Common Stocks 1.8%
Jeronimo Martins  758,678 17,561
Total Portugal (Cost
$12,912
)
17,561
SPAIN 6.9%
Common Stocks 6.9%
Aedas Homes  299,182 5,126
Amadeus IT Group, Class A (1) 348,170 20,302
Cellnex Telecom  367,208 16,425
Fluidra  389,427 7,279
Iberdrola  1,587,574 16,953
Total Spain (Cost
$65,882
)
66,085
SWEDEN 7.4%
Common Stocks 7.4%
Assa Abloy, Class B  630,867 14,905

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Epiroc, Class A  846,171 14,962
Essity, Class B  699,080 17,795
Svenska Cellulosa, Class B  694,639 10,155
Swedbank, Class A  905,245 12,538
Total Sweden (Cost
$64,064
)
70,355
SWITZERLAND 14.4%
Common Stocks 14.4%
Alcon  225,021 17,710
Barry Callebaut  5,198 11,517
Julius Baer Group  314,056 16,240
Lonza Group  28,866 17,543
Partners Group Holding  11,039 12,052
Roche Holding  102,697 34,096
Sika  62,523 15,448
Zurich Insurance Group  29,741 12,983
Total Switzerland (Cost
$118,384
)
137,589
UNITED KINGDOM 15.6%
Common Stocks 15.6%
Ascential (1) 2,584,144 9,239
Ashtead Group  345,290 19,436
AstraZeneca  264,718 34,822
Bridgepoint Group  1,447,727 4,523
Dechra Pharmaceuticals  236,648 10,650
Experian  321,775 11,266
Greggs  400,446 9,984
London Stock Exchange Group  195,052 19,036
Mondi  621,650 11,797
Smith & Nephew  933,618 11,970
Trainline (1) 1,408,625 6,819
Total United Kingdom (Cost
$149,455
)
149,542

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 2.03% (2)(3) 12,209,068 12,209
Total Short-Term Investments (Cost $12,209) 12,209
Total Investments in Securities 99.6%
(Cost $911,722) $ 953,070
Other Assets Less Liabilities 0.4% 3,574
Net Assets 100.0% $ 956,644
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
HKD Hong Kong Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 22,347  ¤  ¤ $ 12,209^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,209.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE European Stock Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE European Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F79-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ —  $ 940,861  $ —  $ 940,861
Short-Term Investments 12,209  —  —  12,209
Total $ 12,209  $ 940,861  $ —  $ 953,070